Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

3.  Supplemental Cash Flow Information

Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $486 million, $621 million and $372 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Liabilities for collateral received in conjunction with the Company’s securities lending program were $220 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) derivatives were $43 million, $4 million and $168 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments.  The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009

Net change in proceeds managed
Net change in short-term investments	$202	$152	$(277)
Operating cash flow provided (used)	$202	$152	$(277)

Net change in liabilities
Liabilities for collateral, beginning of year	$(465)	$(617)	$(340)
Liabilities for collateral, end of year	(263)	(465)	(617)
Operating cash flow (used) provided	$(202)	$(152)	$277

In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven.  In 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven.  The forgiveness of the payables reflect non-cash financing activities.

In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4).